GENERAL (Details)	Dec. 31, 2020
TAT-Engineering [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of Ownerhsip held	51.00%
TAT [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of Ownerhsip held	49.00%